Current and Deferred Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Components Of Income Tax Expense Benefit [Line Items]
Current tax expense	$ 5,717	$ 5,344	$ 5,799
Deferred tax expense (benefit)	(3,410)	(724)	351
Income Tax Expense, Total	$ 2,307	$ 4,620	$ 6,150